Shareholder Report, Holdings (Details)	Feb. 28, 2025
Thornburg Core Plus Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Thornburg Core Plus Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Core Plus Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Thornburg Core Plus Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Thornburg Core Plus Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Thornburg Core Plus Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Multi Sector Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Thornburg Multi Sector Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Multi Sector Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Thornburg Multi Sector Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg Multi Sector Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Thornburg Multi Sector Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg Multi Sector Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Thornburg International Equity ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Equity ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Thornburg International Growth ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg International Growth ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg International Growth ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%